Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill from January 1, 2012 to December 31, 2012, by operating segment, were as follows (in thousands):

	Vivint	2GIG	Consolidated
Balance as of January 1, 2012	$—	$—	$—
Goodwill resulting from the Merger	832,579	43,792	876,371
Effect of foreign currency translation	271	—	271

Balance as of December 31, 2012	$832,850	$43,792	$876,642

Schedule of Intangible Asset Balances

The following table presents intangible asset balances as of December 31, 2012 and December 31, 2011 (in thousands):

	Successor	Predecessor
	December 31, 2012	December 31, 2011	Estimated Useful Lives
Customer contracts	$990,777	$—	10 years
2GIG customer relationships	45,000	—	10 years
2GIG 2.0 technology	17,000	—	8 years
2GIG 1.0 technology	8,000	—	6 years
CMS technology	2,300	—	5 years
Purchased technology	—	3,395	2 years
Lead generation technology	—	1,695	5 years

	1,063,077	5,090
Accumulated amortization	(10,058)	(4,384)

Net ending balance	$1,053,019	$706